Annual Total Returns [BarChart] - Harbor Target Retirement 2025 Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(1.09%)
2012	13.75%
2013	10.31%
2014	2.71%
2015	(1.35%)
2016	6.54%
2017	13.14%
2018	(5.43%)
2019	18.63%
2020	13.67%